Schedule of price risk exposure (Details) - Price Risk $ in Thousands	Jul. 31, 2019 CAD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	$ 16,756
Financial liabilities	(493)
Total exposure	$ 16,263